Client Name:
Client Project Name:	TPMT 2024-CES6
Start - End Dates:	4/29/2024 - 5/10/2024
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

0 - Total Active Conditions

7 - Total Satisfied Conditions

	7 - Compliance Review Scope
		7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:
Client Project Name:	TPMT 2024-CES6
Start - End Dates:	4/29/2024 - 5/10/2024
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

RedactionID	Loan Number	LoanUID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial Kroll & DBRS Overall Loan Grade	Final Kroll & DBRS Overall Loan Grade	Initial Kroll & DBRS Credit Loan Grade	Final Kroll & DBRS Credit Loan Grade	Initial Kroll & DBRS Property Valuations Loan Grade	Final Kroll & DBRS Property Valuations Loan Grade	Initial Kroll & DBRS Compliance Loan Grade	Final Kroll & DBRS Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial Kroll & DBRS Condition Grade	Final Kroll & DBRS Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
886145DF-158B-45F2-84D2-A56BFCB1EE04	XXXXXX	XXXXXX	XXXXXX	MT	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3640	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	No
Zero tolerance in amount of $350 due to added Title Signing fee on CD XXX in B. section without a valid COC in file. Lender provided $XXX Principal Reduction as a tolerance cure but is not sufficient. Condition is pending receiving PCD reflecting lenders cure, LOE to borrower, a copy of refund for $250 and proof of delivery via shipping that includes tracking information.

6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($250 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.13.24 -- The Title-Signing Fees were valid and timely per change of circumstance. XXX corresponded via phone with the borrower on XXX at which time the borrower informed that a split signing would be required. The borrower made contact again on XXX with a second location resulting in another charge.  Please refer to screenshot of the Signing Appointment Information for evidence of this conversation as the COC event. Notification of the additional two $145 Title-Signing fees was communicated via the disclosures provided on XXX. A valid change of circumstance includes information specific to the customer or transaction that was relied upon when providing disclosures that was inaccurate or changed after disclosures were provided. ( 1026.19(e)(3)(iv)(A)(2)) and a creditor may use a Closing Disclosure or corrected Closing Disclosure to reset tolerances. ( 1026.19(e)(4)).

Lender did not provide written confirmation from the borrower requesting a split signing however, the lender did provide an internal screen shot that reasonably documents the signing comments, to confirm with the borrower, along with the split signing order and the addresses associated with the split signing. Exception Satisfied.
																																				Numeric	Not Applicable
CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been at the same job for 11 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  56.18% CLTV; max 75%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  737 qual score; min 680.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  38mo. 0x30 mortgage payment history; 0x30 for 24 months required.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  36.83% DTI; max 45%.

B98B253C-CB2E-4123-B565-1351DFD0D1AD	XXXXXX	XXXXXX	XXXXXX	NV	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No
Zero tolerance of $145 due to increase in Title Signing/Service fee from $145 to $290 without a valid COC. Provide a valid COC, or corrected PCCD, copy of refund check, LOX and verification of shipping.

6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($145 to $290 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.13.24 -- The Title-Signing Fee was avalid and timely change of circumstance. XXX corresponded via phone with the borrower on XXX at which time the borrower informed that a split signing would be required. Please refer to screenshot of the Signing Appointment Information for evidence of this conversation as the COC event. Notification of the additional $145 Title-Signing fee was communicated via the disclosure provided on XXX. A valid change of circumstance includes information specific tothe customer or transaction that was relied upon when providing disclosures that was inaccurate or changed after disclosures were provided. (1026.19(e)(3)(iv)(A)(2)) and a creditor may use a Closing Disclosure orcorrected Closing Disclosure to reset tolerances. ( 1026.19(e)(4)).

6.13.24 -- Lender did not provide written confirmation from the borrowerrequesting a split signing however, the lender did provide an internal screenshot that reasonably documents the signing comments, to confirm with theborrower, along with the split signing order and the addresses associated withthe split signing. Exception Satisfied.
																																				(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Per WVOE, the borrower has been employed with current employer for 19 years and 3 months.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Current and prior mortgages paid as agreed with 0 x 30.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  Per guidelines, maximum DTI is 45%. Loan closed with DTI of 39.81%.

B470AC78-8E5C-4D8F-8EF9-70F6504628DD	XXXXXX	XXXXXX	XXXXXX	NM	QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No
Zero percent tolerance of $125.00 due to Title-Doc Signing Fee added on XXX with no valid COC in file. Provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.

5.9.24 lender response;  Signing fee added XXX for split signing per Title signing order XXX. Timely.For the state of NM, the bundle fee amount is $515.00. When adding in the dual signing fee of $125.00, the total is $640.00. RESPONSE; Exception remains as the lender added the doc signing fee without COC.6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($125 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.14.24 -- Lender provided PCCD with cure for Title Doc Signing Fee, LOX, and evidence of principal reduction.
																																			6.14.24 -- Exception satisfied.	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has significant time at current job, 12 years and 0 months.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  32.17% DTI below guideline requirement of 45%.

818F1F27-97D9-4CE5-BA7A-387A1FF6C98B	XXXXXX	XXXXXX	XXXXXX	AL	QM: Rebuttable Presumption	QM: Rebuttable Presumption (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No
Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation due to added. Title Signing fee in the amount of $145. Tested at zero % due to missing SPL.  Need evidence of change of circumstance letter or a copy of a refundable check in the amount of $145  for zero/ ten percent tolerance fees.

5/10/2024 Client provided a COC response that Signing Fee added to revised CD on XXX, as the customer requested a split signing XXX. Disclosure was timely.  However, the exception remains as the lender added the doc signing fee without a COC.6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($145 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.13.24 -- XXX corresponded via phone with the borrower on XXX at which time the borrower informed that the spouse, who was required to sign closing documents, was out of town; XXX advised the borrower we would not be able to close on XXX and would need to set up a split signing. Please refer to screenshot of the Loan Comment Log for evidence of this conversation as the COC event. Notification of the additional $145 Title-Signing fee was communicated via the disclosure provided on XXX. A valid change of circumstance includes information specific to the customer or transaction that was relied upon when providing disclosures that was inaccurate or changed after disclosures were provided. ( 1026.19(e)(3)(iv)(A)(2)) and a creditor may use a Closing Disclosure or corrected Closing Disclosure to reset tolerances. ( 1026.19(e)(4)).

6.13.24 -- Lender did not provide written confirmation from the borrower requesting a split signing however, the lender did provide an internal screen shot that reasonably documents the signing comments, to confirm with the borrower, along with the split signing order and the addresses associated with the split signing. Exception satisfied.
																																				(No Data)	Not Applicable
CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history of 0x30x82 exceeds guideline minimum of 24 months.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median FICO 746 >66 points above guideline program minimum.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  39% DTI below guideline requirement of 45%.

9CD92851-4DED-4A25-A8F0-656D74BBACC2	XXXXXX	XXXXXX	XXXXXX	FL	QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No
Zero percent tolerance of $145.00 due to Title-Signing Fee added on XXX with no valid reason in file. Provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.

6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($145 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.13.24 -- Lender stated no cure is required.  The Title-Signing Fee was a valid and timely change of circumstance. XXX corresponded via phone with the borrower on XXX at which time the borrower informed that a split signing would be required. Please refer to screenshot of the Loan Comment Log for evidence of this conversation as the COC event. Notification of the additional $145 Title-Signing fee was communicated via the disclosure provided on XXX. A valid change of circumstance includes information specific to the customer or transaction that was relied upon when providing disclosures that was inaccurate or changed after disclosures were provided. ( 1026.19(e)(3)(iv)(A)(2)) and a creditor may use a Closing Disclosure or corrected Closing Disclosure to reset tolerances. ( 1026.19(e)(4)).

Lender did not provide written confirmation from the borrower requesting a split signing however, the lender did provide an internal screen shot that reasonably documents the signing comments, to confirm with the borrower, along with the split signing order and the addresses associated with the split signing. Exception satisfied.
																																				(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Significant time in current residence, 28 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median Score 705  >  is above guideline program minimum.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-Borrower has significant time at current job, 5 years.

76F7DAFE-44E5-4B16-A265-7B85A193DAA3	XXXXXX	XXXXXX	XXXXXX	WA	QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3640	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	No
Zero tolerance of $145 due to Title Signing fee added with no valid reason in file. Provide COC reflecting valid reason for the fee changes or PCCD with cure, copy of cure check, LOE to borrower and evidence of delivery via method including tracking information within 60 days of discovery.

6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($145 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.13.24 -- No cure is required. The Title-Signing Fee was a valid and timely change of circumstance. XXX corresponded via phone with the borrower on XXX at which time the borrower informed that a split signing would be required. Please refer to screenshot of the Loan Comment Log for evidence of this conversation as the COC event. Notification of the additional $145 Title-Signing fee was communicated via the disclosure provided on XXX. A valid change of circumstance includes information specific to the customer or transaction that was relied upon when providing disclosures that was inaccurate or changed after disclosures were provided. ( 1026.19(e)(3)(iv)(A)(2)) and a creditor may use a Closing Disclosure or corrected Closing Disclosure to reset tolerances. ( 1026.19(e)(4)).

Lender did not provide written confirmation from the borrower requesting a split signing however, the lender did provide an internal screen shot that reasonably documents the signing comments, to confirm with the borrower, along with the split signing order and the addresses associated with the split signing. Exception Satisfied.
																																				Numeric	Not Applicable
CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-Borrower with current employer for the past 10 years

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  39.72% DTI below guideline requirement of 45%.

3F0DE317-FA80-4488-972C-EE780F9B5E0C	XXXXXX	XXXXXX	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No
$145.00 Zero Percent Tolerance Violation due to increase in signing fee from $145.00 to $290.00 on Final CD XXX and PCCD XXX, without a valid Change in Circumstance (CIC). Requires CIC, or corrected PCCD, copy of refund check, LOX and verification of shipping.

6/4/2024 Client provided a COC that states Borrower Requested Change - Dual/Split closing requested.  However, there is no identification of the fee in the document.  Provide evidence of communication with the borrower specifying the fee details before the change took place, with evidence the disclosure was provided within 3 days of the change.  6.10.24 -- Exception still remains.  There is no evidence in file that borrower was notified of the fee increase ($145 to $290 Title Doc Signing Fee) associated with the dual signing.  Please provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of discovery.6.14.24 -- Lender provided PCCD with cure for title signing fee, LOX, and evidence of principal reduction.
																																			6.14.24 -- Exception satisfied.	(No Data)	Not Applicable	(No Data)

Client Name:
Client Project Name:	TPMT 2024-CES6
Start - End Dates:	4/29/2024 - 5/10/2024
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

RedactionID	Loan Number	LoanUID	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial Kroll & DBRS Overall Loan Grade	Final Kroll & DBRS Overall Loan Grade	Initial Kroll & DBRS Loan Credit Grade	Final Kroll & DBRS Loan Credit Grade	Initial Kroll & DBRS Loan Property Valuation Grade	Final Kroll & DBRS Loan Property Valuations Grade	Initial Kroll & DBRS Loan Compliance Grade	Final Kroll & DBRS Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
886145DF-158B-45F2-84D2-A56BFCB1EE04	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	N/A	N/A	C	A	Not Applicable
B98B253C-CB2E-4123-B565-1351DFD0D1AD	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	N/A	N/A	C	A	Not Applicable
B470AC78-8E5C-4D8F-8EF9-70F6504628DD	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	B	A	A	A	A	C	B	C	B	A	A	N/A	N/A	C	B	Not Applicable
818F1F27-97D9-4CE5-BA7A-387A1FF6C98B	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	N/A	N/A	C	A	Not Applicable
9CD92851-4DED-4A25-A8F0-656D74BBACC2	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	N/A	N/A	C	A	Not Applicable
76F7DAFE-44E5-4B16-A265-7B85A193DAA3	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	N/A	N/A	C	A	Not Applicable
3F0DE317-FA80-4488-972C-EE780F9B5E0C	XXXXXX	XXXXXX	Yes	XXXXXX	XXXXXX	C	B	A	A	A	A	C	B	C	B	A	A	N/A	N/A	C	B	Not Applicable